CONDENSED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 833,801
Adjustments to reconcile net income to net cash used in operating activities:
Unrealized gain on investments held in Trust Account	(135,027)
Interest and dividend income on investments held in Trust Account	(8,633)
Change in fair value of warrant liabilities	(9,280,003)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	133,802
Accounts payable	66,626
Accrued expenses	7,328,295
Franchise tax payable	28,962
Other current liabilities	4,404
Net cash used in operating activities	(1,027,773)
Cash flows from investing activities
Cash withdrawn from Trust Account to pay taxes	99,226
Net cash used in investing activities	99,226
Cash flows from financing activities
Proceeds from issuance of promissory note	300,000
Net cash provided by financing activities	300,000
Net decrease in cash and cash equivalents	(628,547)
Cash and cash equivalents, beginning of period	925,923
Cash and cash equivalents, end of period	297,376
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$ 51,290,146